Shareholder Report, Average Annual Return (Details) 197746_SGI Enhanced Core ETF_TF_TSR Annual {TF}	12 Months Ended	30 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SGI Enhanced Core ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI Enhanced Core ETF
Average Annual Return, Percent	5.98%	6.58%
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	2.13%	4.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	19.57%